CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues
Total revenues	$ 5,861	$ 6,773	$ 7,551
Cost of revenues
Total cost of revenues	2,149	2,058	2,708
Gross profit	3,712	4,715	4,843
Operating expenses
Research and development	825	1,645	1,754
Selling and marketing	1,471	1,529	1,765
General and administrative	2,239	1,966	2,207
Total operating expenses	4,535	5,140	5,726
Operating loss	(823)	(425)	(883)
Financial income (expense), net	(17)	14	2
Loss before taxes on income	(840)	(411)	(881)
Taxes on income (tax benefit), net	46	(9)	63
Net loss from continuing operations	(886)	(402)	(944)
Loss from discontinued operations	(284)	(1,366)	(4,277)
Net loss	$ (1,170)	$ (1,768)	$ (5,221)
Net loss per share:
Basic and diluted net loss per share from continuing operations	$ (0.26)	$ (0.13)	$ (0.33)
Basic and diluted net earnings per share from discontinued operations	(0.08)	(0.46)	(1.52)
Basic and diluted net loss per share	$ (0.34)	$ (0.59)	$ (1.85)
Weighted average number of shares used in computing basic and diluted net loss per share	3,435,161	2,991,547	2,817,427
Telecom services [Member]
Revenues
Total revenues	$ 4,843	$ 5,467	$ 5,985
Cost of revenues
Total cost of revenues	1,719	1,646	2,248
Telecom product sales [Member]
Revenues
Total revenues	1,018	1,306	1,566
Cost of revenues
Total cost of revenues	$ 430	$ 412	$ 460